Business Combination - Summary of Redeemable Convertible Preferred Stock Issued and Outstanding After Consummation of Business Combination (Details)	Dec. 31, 2021 shares	Aug. 10, 2021	Mar. 18, 2021 shares	Dec. 31, 2020 shares	Aug. 17, 2020 shares	Apr. 07, 2020 shares	Dec. 31, 2019 shares
Class of Stock [Line Items]
Redeemable Convertible Preferred Stock Issued	0			0
Preferred to Common exchange ratio	0.34
Common Stock Shares	87,598,184			40,372,133
Merger Recapitalization Exchange Ratio	0.34	0.34		0.34
Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable Convertible Preferred Stock Issued							55,700,000
Preferred to Common exchange ratio							1.00
Common Stock Shares							55,700,000
Merger Recapitalization Exchange Ratio		0.34
Recapitalization Common Stock							18,922,317
Series B (Tranche 1) Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable Convertible Preferred Stock Issued						22,686,025
Preferred to Common exchange ratio						1.00
Common Stock Shares						22,686,025
Merger Recapitalization Exchange Ratio		0.34
Recapitalization Common Stock						7,706,861
Series B-1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable Convertible Preferred Stock Issued					27,152,255
Preferred to Common exchange ratio					1.00
Common Stock Shares					27,152,255
Merger Recapitalization Exchange Ratio		0.34
Recapitalization Common Stock					9,224,122
Series B (Tranche 2) Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable Convertible Preferred Stock Issued			22,686,025
Preferred to Common exchange ratio			1.00
Common Stock Shares			22,686,025
Merger Recapitalization Exchange Ratio		0.34
Recapitalization Common Stock			7,706,861